Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Income/(Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income/Loss Per Share

The following table sets forth the basic and diluted net income/(loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(93,104)	28,303	(86,006)
Net loss attributable to non-controlling interests	(1,351)	(2,530)	(1,296)
Numerator for basic and diluted net (loss)/income per share calculation	(91,753)	30,833	(84,710)
Denominator:
Weighted average number of ordinary shares*	256,539	681,396	6,538,164
Denominator for basic and diluted net income/(loss) per share calculation*	256,539	681,396	6,538,164
Net (loss)/income per ordinary share*
-Basic	(357.66)	45.25	(12.96)
-Diluted	(357.66)	45.25	(12.96)

*	Retrospectively restated to reflect the 2025 Share Consolidation.

Schedule of Potentially Dilutive Securities

The potentially dilutive securities that have not been included in the calculation of diluted net income/(loss) per share as their inclusion would be anti-dilutive or immaterial to the net income/(loss) per share are as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Share options to employees* (Note 18)	731	724	724
Total	731	724	724

*	Retrospectively restated to reflect the 2025 Share Consolidation.